Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Mar. 30, 2022
C000234954
Account Value [Line Items]
Line Graph and Table Measure Name	Regents Park Hedged Market Strategy ETF
Account Value	$ 11,435	$ 11,247	$ 11,160	$ 10,659	$ 10,382	$ 9,550	$ 8,791	$ 9,024	$ 8,558	$ 8,548	$ 8,590	$ 8,820	$ 9,850	$ 10,000
S&P 500 TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 13,713	$ 13,341	$ 13,027	$ 12,303	$ 11,798	$ 10,671	$ 9,554	$ 9,877	$ 9,083	$ 8,450	$ 7,856	$ 8,259	$ 9,844	$ 10,000